American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
January 31, 2023

Sustainable Equity - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	109,964	50,941,923
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	208,133	38,552,476
Auto Components — 0.9%
Aptiv PLC(1)	324,424	36,689,110
Automobiles — 0.9%
Tesla, Inc.(1)	209,539	36,296,346
Banks — 3.3%
Bank of America Corp.	383,468	13,605,445
JPMorgan Chase & Co.	470,296	65,822,628
Regions Financial Corp.	2,558,332	60,223,135
		139,651,208
Beverages — 1.6%
PepsiCo, Inc.	405,273	69,309,788
Biotechnology — 2.4%
AbbVie, Inc.	332,860	49,180,065
Amgen, Inc.	124,247	31,359,943
Vertex Pharmaceuticals, Inc.(1)	71,628	23,143,007
		103,683,015
Building Products — 1.7%
Johnson Controls International PLC	766,452	53,322,066
Masco Corp.	389,427	20,717,516
		74,039,582
Capital Markets — 4.7%
Ameriprise Financial, Inc.	99,398	34,801,228
BlackRock, Inc.	57,210	43,434,404
Intercontinental Exchange, Inc.	201,439	21,664,765
Morgan Stanley	761,528	74,119,520
S&P Global, Inc.	69,865	26,195,183
		200,215,100
Chemicals — 2.4%
Air Products and Chemicals, Inc.	85,097	27,274,440
Ecolab, Inc.	112,911	17,482,010
Linde PLC	174,549	57,765,246
		102,521,696
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,637,335	79,689,094
Consumer Finance — 0.6%
American Express Co.	138,549	24,236,376
Containers and Packaging — 0.5%
Ball Corp.	398,891	23,231,412
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	1,338,118	55,625,565
Electric Utilities — 1.8%
NextEra Energy, Inc.	1,028,389	76,748,671
Electrical Equipment — 0.9%
Eaton Corp. PLC	200,782	32,568,848

Generac Holdings, Inc.(1)	48,962	5,904,817
		38,473,665
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	218,904	42,911,751
Cognex Corp.	164,677	9,014,419
Keysight Technologies, Inc.(1)	231,979	41,605,434
		93,531,604
Energy Equipment and Services — 2.5%
Schlumberger Ltd.	1,834,810	104,547,474
Entertainment — 1.4%
Electronic Arts, Inc.	133,631	17,195,637
Liberty Media Corp.-Liberty Formula One, Class C(1)	152,695	10,810,806
Walt Disney Co.(1)	308,799	33,501,604
		61,508,047
Equity Real Estate Investment Trusts (REITs) — 2.8%
Prologis, Inc.	733,601	94,839,937
SBA Communications Corp.	78,769	23,436,141
		118,276,078
Food and Staples Retailing — 2.4%
Costco Wholesale Corp.	53,409	27,299,476
Kroger Co.	610,003	27,224,434
Sysco Corp.	608,324	47,120,777
		101,644,687
Food Products — 0.9%
Mondelez International, Inc., Class A	544,474	35,630,379
Vital Farms, Inc.(1)	155,059	2,725,937
		38,356,316
Health Care Equipment and Supplies — 1.1%
Edwards Lifesciences Corp.(1)	411,706	31,577,850
Medtronic PLC	69,653	5,829,260
ResMed, Inc.	38,209	8,725,789
		46,132,899
Health Care Providers and Services — 5.0%
Cigna Corp.	221,957	70,287,123
CVS Health Corp.	478,399	42,204,360
Humana, Inc.	44,097	22,564,435
UnitedHealth Group, Inc.	157,233	78,489,141
		213,545,059
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(1)	101,267	11,251,777
Booking Holdings, Inc.(1)	9,271	22,566,541
Chipotle Mexican Grill, Inc.(1)	6,140	10,108,773
		43,927,091
Household Products — 1.5%
Colgate-Palmolive Co.	237,496	17,700,577
Procter & Gamble Co.	334,629	47,644,477
		65,345,054
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	190,831	39,784,447
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	203,168	35,536,115
Prudential Financial, Inc.	299,959	31,477,697
Travelers Cos., Inc.	165,052	31,544,738
		98,558,550

Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	1,693,949	167,429,919
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	1,008,374	103,993,611
IT Services — 4.2%
Accenture PLC, Class A	161,542	45,078,295
Mastercard, Inc., Class A	145,436	53,898,582
Visa, Inc., Class A	356,569	82,085,749
		181,062,626
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	308,398	46,901,168
Thermo Fisher Scientific, Inc.	79,632	45,416,518
		92,317,686
Machinery — 2.1%
Cummins, Inc.	147,311	36,759,987
Deere & Co.	43,764	18,505,170
Parker-Hannifin Corp.	49,841	16,248,166
Xylem, Inc.	192,935	20,067,169
		91,580,492
Multiline Retail — 0.4%
Target Corp.	101,597	17,488,908
Oil, Gas and Consumable Fuels — 2.4%
ConocoPhillips	851,484	103,770,355
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	28,016	7,762,673
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	783,891	56,949,681
Eli Lilly & Co.	46,546	16,018,806
Merck & Co., Inc.	392,935	42,205,149
Novo Nordisk A/S, B Shares	231,865	32,087,743
Zoetis, Inc.	206,055	34,100,042
		181,361,421
Road and Rail — 1.1%
Norfolk Southern Corp.	101,356	24,914,318
Uber Technologies, Inc.(1)	326,980	10,113,491
Union Pacific Corp.	64,941	13,260,303
		48,288,112
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)	386,733	29,062,985
Analog Devices, Inc.	279,455	47,918,149
Applied Materials, Inc.	428,162	47,735,781
ASML Holding NV	46,662	30,873,802
GLOBALFOUNDRIES, Inc.(1)	167,033	9,901,716
NVIDIA Corp.	358,445	70,029,400
		235,521,833
Software — 8.8%
Adobe, Inc.(1)	28,674	10,619,129
Cadence Design Systems, Inc.(1)	108,072	19,758,804
Microsoft Corp.	1,208,798	299,552,233
Salesforce, Inc.(1)	156,202	26,237,250
ServiceNow, Inc.(1)	23,772	10,819,350
Workday, Inc., Class A(1)	48,270	8,757,626
		375,744,392
Specialty Retail — 3.2%
Home Depot, Inc.	232,177	75,264,818

TJX Cos., Inc.	544,314	44,557,544
Tractor Supply Co.	66,875	15,246,831
		135,069,193
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	1,255,670	181,180,624
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	47,350	20,241,178
NIKE, Inc., Class B	151,793	19,327,803
		39,568,981
TOTAL COMMON STOCKS (Cost $3,216,615,047)		4,137,203,159
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	461,554	461,554
Repurchase Agreements — 3.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $32,720,043), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $32,076,361)		32,072,601
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/26, valued at $103,270,979), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $101,258,037)		101,246,000
		133,318,601
TOTAL SHORT-TERM INVESTMENTS (Cost $133,780,155)		133,780,155
TOTAL INVESTMENT SECURITIES—99.8% (Cost $3,350,395,202)		4,270,983,314
OTHER ASSETS AND LIABILITIES — 0.2%		7,190,910
TOTAL NET ASSETS — 100.0%		$4,278,174,224

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	702,030	USD	750,951	JPMorgan Chase Bank N.A.	3/31/23	$15,036
EUR	495,784	USD	530,556	JPMorgan Chase Bank N.A.	3/31/23	10,396
EUR	559,244	USD	608,975	JPMorgan Chase Bank N.A.	3/31/23	1,218
USD	22,955,135	EUR	21,437,689	JPMorgan Chase Bank N.A.	3/31/23	(435,595)
USD	1,121,259	EUR	1,058,994	JPMorgan Chase Bank N.A.	3/31/23	(34,213)
USD	621,146	EUR	575,109	JPMorgan Chase Bank N.A.	3/31/23	(6,357)
USD	1,501,650	EUR	1,392,161	JPMorgan Chase Bank N.A.	3/31/23	(17,341)
USD	781,645	EUR	717,895	JPMorgan Chase Bank N.A.	3/31/23	(1,653)
USD	1,057,360	EUR	967,770	JPMorgan Chase Bank N.A.	3/31/23	1,424
						$(467,085)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	649	March 2023	$132,720,500	$3,100,739
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,074,241,614	$62,961,545	—
Short-Term Investments	461,554	133,318,601	—
	$4,074,703,168	$196,280,146	—
Other Financial Instruments
Futures Contracts	$3,100,739	—	—
Forward Foreign Currency Exchange Contracts	—	$28,074	—
	$3,100,739	$28,074	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$495,159	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.